Research and development costs (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Research and development costs
Research and development costs	€ 8,587,000	€ 9,523,000	€ 21,412,000	€ 21,487,000